Insurance revenue	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Insurance revenue
6 Insurance revenue

	2023		2022

Amounts related to changes in liability for remaining coverage	Insurance contracts	Investment contracts with DPF	Insurance contracts	Investment contracts with DPF

Expected insurance claims and expenses	8,383	32	9,092	49

Earnings released from contractual service margin	952	17	1,029	11

Release of risk adjustment for non-financial risk	340	15	320	14

Allocated portion of consideration that relates to recovery acquisition costs	558	-	545	-

Other	(39)	-	(42)	-

Contracts not measured under the PAA	10,195	64	10,944	74

Contracts measured under the PAA	127	-	233	-

Total Insurance revenue	10,322	64	11,178	74
The following table shows the revenue recognized on insurance and investments contracts with discretionary participating features by transition method. Other contracts comprise contracts transitioned under the full retrospective approach and contracts issued after the transition to IFRS 17.

Revenue recognized on contracts in-force on the transition date to IFRS 17	2023	2022

Insurance contracts

Related to contracts transitioned under the modified retrospective method	514	559

Related to contracts transitioned under the fair value approach	8,707	9,513

Other contracts	1,101	1,105

Total revenue reported in the period	10,322	11,178

Investment contracts with discretionary participating features

Related to contracts transitioned under the fair value approach	64	74

Total revenue reported in the period	64	74